Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 33	$ 1,232
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	(1)	5
Financial assumptions	200	2,033
Experience assumptions	(36)	(263)
Net actuarial gains (losses) on plan assets	(493)	(1,592)
Changes in asset ceiling excluding interest income	1	2
Net remeasurement gains (losses) recognized in OCI	(329)	185
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Financial assumptions	11	106
Experience assumptions	3	4
Net remeasurement gains (losses) recognized in OCI	$ 14	$ 110